Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of presentation
Basis of presentation

Note 3.Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Acquisition of IC’Alps

On August 4, 2025, SEALSQ acquired 100% of the issued and outstanding shares of IC’Alps SAS (“IC’Alps”), a French société par actions simplifiée, pursuant to a Share Purchase Agreement dated May 26, 2025. IC’Alps is a France-based ASIC and system-on-chip design company serving the medical, automotive, industrial and security markets.

The acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations, with SEALSQ identified as the accounting acquirer. The assets, liabilities and results of IC’Alps have been included in the Group’s consolidated financial statements from August 4, 2025 (see Note 6).

The acquisition enhances SEALSQ’s semiconductor design capabilities and expands its engineering workforce and customer relationships.

Additional paid-in capital

During our 2025 financial reporting process, we ascertained that, although SEALSQ is a BVI company with a direct listing on a U.S. stock exchange, its tax residency status means that it is liable for stamp duties in Switzerland for its share issues. This resulted in the Group not accruing for stamp duties on its share issues since inception, which affected SEALSQ’s equity presentation of capital increases in the financial statements ended December 31, 2024 and 2023. The error resulted in an overstatement of the capital increase impacts in additional paid-in capital and an understatement of other current liabilities. We assessed that there was not a substantial likelihood that the error would have been viewed by the reasonable investor as having significantly altered the “total mix” of information made available, and as such concluded that a “little r” restatement was required. In application of ASC 250, we corrected the error in the current year comparative financial statements by adjusting the prior period information.

The tables below show the effect of the adjustment of the prior period information on the Consolidated Balance Sheets, Consolidated Statements of Changes in Shareholders’ Equity and Consolidated Statements of Cash Flows. The related interest accrual in relation to the late payment in prior years was deemed immaterial and was not adjusted in retained earnings, instead, a total cumulated interest expense of $86,474 was recorded in the income statement in the year ended December 31, 2025 ($4,884 arising in 2023, $14,563 in 2024 and $67,028 in 2025).

Consolidated Balance Sheets

	As at December 31, 2024
	As reported in the financial statements	As adjusted in the financial statements
USD’000, except par value	ended December 31, 2024	ended December 31, 2025
Other current liabilities	283	1,659
Total current liabilities	15,517	16,893
TOTAL LIABILITIES	19,702	21,078

SHAREHOLDERS’ EQUITY
Additional paid-in capital	117,944	116,568
Total shareholders’ equity	77,864	76,488
TOTAL LIABILITIES AND EQUITY	97,566	97,566

Consolidated Statements of Changes in Shareholders’ Equity

	As reported in the financial statements		As adjusted in the financial statements
	ended December 31, 2024		ended December 31, 2025
	Additional		Additional
USD’000	paid-in capital	Total equity	paid-in capital	Total equity
As at December 31, 2023	24,730	5,031	24,435	4,736
Share Purchase Agreements	75,554	76,302	74,674	75,422
Warrant exercises	17,512	17,610	17,311	17,409
As at December 31, 2024	117,944	77,864	116,568	76,488

Consolidated Statements of Cash Flows

	As reported in the financial		As adjusted in the financial
	statements ended December 31, 2024		statements ended December 31, 2025
	12 months ended December 31,		12 months ended December 31,
USD’000	2024	2023	2024	2023
Cash Flows from operating activities:
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	145	(10)	1,226	285
Net cash provided by / (used in) operating activities	(11,205)	(3,040)	(10,124)	(2,745)

Cash Flows from financing activities:
Common Stock issuance costs	(4,855)	—	(5,936)	(295)
Net cash provided by / (used in) financing activities	89,481	8,920	88,400	8,625